Prospectus [Line Items]
Risk/Return [Heading]	Arrow Dogs of the World ETF
Supplement to Prospectus [Text Block]

Arrow Dogs of the World ETF

Ticker: DOGS

a series of Arrow Investments Trust

Supplement dated January 10, 2019 to the Prospectus dated December 1, 2018

The Fees and Expenses subsection in the Fund Summary section on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.78%
Acquired Fund Fees and Expenses(1)	0.40%
Total Annual Fund Operating Expenses	3.78%
Fee Waiver(2)	(1.74)%
Total Annual Fund Operating Expenses After Fee Waiver(3)	2.04%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2019 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees and extraordinary expenses such as litigation) will not exceed 0.65%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or the limit in place at the time of recoupment. This agreement may be terminated by the Board of Trustees on 60 days’ written notice.
(3)	Fee Waiver and Total Annual Fund Operating Expenses after Fee Waiver have been restated to reflect current fees and expense waiver arrangements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$207	$995	$1,802	$3,908

* * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated December 1, 2018, and the Summary Prospectus dated December 1, 2018. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.

Expense [Heading]	Fees and Expenses:
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Arrow Dogs of the World ETF Arrow Dogs of the World ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Arrow Dogs of the World ETF Arrow Dogs of the World ETF
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.78%
Acquired Fund Fees and Expenses	0.40%	[1]
Total Annual Fund Operating Expenses	3.78%
Fee Waiver	(1.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.04%	[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2019 to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees and extraordinary expenses such as litigation) will not exceed 0.65%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or the limit in place at the time of recoupment. This agreement may be terminated by the Board of Trustees on 60 days' written notice.
[3]	Fee Waiver and Total Annual Fund Operating Expenses after Fee Waiver have been restated to reflect current fees and expense waiver arrangements.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Arrow Dogs of the World ETF | Arrow Dogs of the World ETF | USD ($)	207	995	1,802	3,908